UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08548
Large-Cap Value Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Large-Cap Value Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks— 98.1%

Security	Shares	Value

Aerospace & Defense — 4.3%

General Dynamics Corp.	2,500,000	$138,475,000
Lockheed Martin Corp.	2,000,000	161,300,000
United Technologies Corp.	4,500,000	233,820,000

		$533,595,000

Beverages — 1.2%

PepsiCo, Inc.	2,750,000	$151,140,000

		$151,140,000

Biotechnology — 1.9%

Amgen, Inc.(1)	3,250,000	$172,055,000
Biogen Idec, Inc.(1)	1,500,000	67,725,000

		$239,780,000

Capital Markets — 3.5%

Franklin Resources, Inc.	1,350,000	$97,213,500
Goldman Sachs Group, Inc.(2)	1,550,000	228,532,000
Northern Trust Corp.	2,000,000	107,360,000

		$433,105,500

Chemicals — 0.8%

Air Products and Chemicals, Inc.	1,500,000	$96,885,000

		$96,885,000

Commercial Banks — 5.5%

PNC Financial Services Group, Inc.(2)	6,750,000	$261,967,500
U.S. Bancorp	5,000,000	89,600,000
Wells Fargo & Co.(2)	13,500,000	327,510,000

		$679,077,500

Commercial Services & Supplies — 1.5%

Waste Management, Inc.	6,500,000	$183,040,000

		$183,040,000

Communications Equipment — 1.5%

Cisco Systems, Inc.(1)	4,750,000	$88,540,000
Telefonaktiebolaget LM Ericsson	10,000,000	98,514,257

		$187,054,257

Computers & Peripherals — 4.5%

Hewlett-Packard Co.(2)	8,000,000	$309,200,000
International Business Machines Corp.(2)	2,350,000	245,387,000

		$554,587,000

Consumer Finance — 1.1%

Capital One Financial Corp.(2)	6,000,000	$131,280,000

		$131,280,000

Diversified Financial Services — 4.9%

Bank of America Corp.(2)	21,000,000	$277,200,000
JPMorgan Chase & Co.	9,750,000	332,572,500

		$609,772,500

Diversified Telecommunication Services — 4.6%

AT&T, Inc.(2)	12,000,000	$298,080,000
Verizon Communications, Inc.(2)	8,750,000	268,887,500

		$566,967,500

Electric Utilities — 2.1%

American Electric Power Co., Inc.	3,100,000	$89,559,000
FirstEnergy Corp.(2)	4,250,000	164,687,500

		$254,246,500

Electrical Equipment — 0.6%

Emerson Electric Co.	2,250,000	$72,900,000

		$72,900,000

Energy Equipment & Services — 1.4%

Diamond Offshore Drilling, Inc.(2)	1,000,000	$83,050,000
Transocean, Ltd.(1)	1,250,000	92,862,500

		$175,912,500

Food & Staples Retailing — 4.5%

CVS Caremark Corp.(2)	8,500,000	$270,895,000
Kroger Co. (The)	8,000,000	176,400,000
Wal-Mart Stores, Inc.	2,250,000	108,990,000

		$556,285,000

Food Products — 2.3%

Nestle SA	7,500,000	$283,188,293

		$283,188,293

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Equipment & Supplies — 1.7%

Boston Scientific Corp.(1)(2)	10,000,000	$101,400,000
Covidien, Ltd.	3,000,000	112,320,000

		$213,720,000

Health Care Providers & Services — 1.2%

Aetna, Inc.	3,250,000	$81,412,500
UnitedHealth Group, Inc.	2,750,000	68,695,000

		$150,107,500

Hotels, Restaurants & Leisure — 2.0%

McDonald’s Corp.	4,250,000	$244,332,500

		$244,332,500

Household Products — 0.6%

Procter & Gamble Co.	1,500,000	$76,650,000

		$76,650,000

Independent Power Producers & Energy Traders — 0.6%

NRG Energy, Inc.(1)	3,000,000	$77,880,000

		$77,880,000

Insurance — 5.2%

ACE, Ltd.	2,750,000	$121,632,500
MetLife, Inc.	5,500,000	165,055,000
Prudential Financial, Inc.	5,750,000	214,015,000
Travelers Companies, Inc. (The)	3,500,000	143,640,000

		$644,342,500

Life Sciences Tools & Services — 0.7%

Thermo Fisher Scientific, Inc.(1)(2)	2,000,000	$81,540,000

		$81,540,000

Machinery — 0.7%

Deere & Co.	2,000,000	$79,900,000

		$79,900,000

Media — 2.0%

Comcast Corp., Class A(2)	5,500,000	$79,695,000
Vivendi SA	7,000,000	168,026,317

		$247,721,317

Metals & Mining — 2.6%

BHP Billiton, Ltd. ADR(2)	2,500,000	$136,825,000
Freeport-McMoRan Copper & Gold, Inc.	1,875,000	93,956,250
Nucor Corp.(2)	2,000,000	88,860,000

		$319,641,250

Multi-Utilities — 2.6%

PG&E Corp.	2,500,000	$96,100,000
Public Service Enterprise Group, Inc.(2)	6,750,000	220,252,500

		$316,352,500

Oil, Gas & Consumable Fuels — 15.4%

Anadarko Petroleum Corp.	5,500,000	$249,645,000
Apache Corp.	1,000,000	72,150,000
Chevron Corp.	4,650,000	308,062,500
Exxon Mobil Corp.(2)	4,500,000	314,595,000
Hess Corp.	3,750,000	201,562,500
Occidental Petroleum Corp.(2)	4,500,000	296,145,000
Peabody Energy Corp.	2,000,000	60,320,000
Total SA	5,750,000	311,651,815
XTO Energy, Inc.	2,250,000	85,815,000

		$1,899,946,815

Pharmaceuticals — 6.6%

Abbott Laboratories	4,000,000	$188,160,000
Bristol-Myers Squibb Co.	5,000,000	101,550,000
Johnson & Johnson	2,500,000	142,000,000
Merck & Co., Inc.(2)	4,000,000	111,840,000
Pfizer, Inc.(2)	18,000,000	270,000,000

		$813,550,000

Real Estate Investment Trusts (REITs) — 1.7%

AvalonBay Communities, Inc.(2)	2,000,000	$111,880,000
Boston Properties, Inc.(2)	2,000,000	95,400,000

		$207,280,000

Road & Rail — 1.5%

Burlington Northern Santa Fe Corp.	2,500,000	$183,850,000

		$183,850,000

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Software — 1.8%

Microsoft Corp.	6,000,000	$142,620,000
Oracle Corp.	3,500,000	74,970,000

		$217,590,000

Specialty Retail — 3.8%

Best Buy Co., Inc.(2)	6,500,000	$217,685,000
Staples, Inc.(2)	8,000,000	161,360,000
TJX Companies, Inc. (The)	3,000,000	94,380,000

		$473,425,000

Textiles, Apparel & Luxury Goods — 1.2%

Nike, Inc., Class B(2)	2,800,000	$144,984,000

		$144,984,000

Total Common Stocks
(identified cost $12,050,171,114)		$12,101,629,932

Short-Term Investments— 7.9%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.00%(3)	$284,718	$284,718,318
Eaton Vance Cash Collateral Fund, LLC, 0.58%(3)(4)	685,722	685,722,313

Total Short-Term Investments
(identified cost $970,440,631)		$970,440,631

Total Investments — 106.0%
(identified cost $13,020,611,745)		$13,072,070,563

Other Assets, Less Liabilities — (6.0)%		$(737,864,681)

Net Assets — 100.0%		$12,334,205,882

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2009.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Unaffiliated investments, at value including $661,062,974 of securities on loan (identified cost, $12,050,171,114)	$12,101,629,932
Affiliated investments, at value (identified cost, $970,440,631)	970,440,631
Receivable for investments sold	182,342,277
Dividends receivable	14,036,000
Interest receivable from affiliated investment	2,155
Securities lending income receivable	150,835
Tax reclaims receivable	4,261,474

Total assets	$13,272,863,304

Liabilities

Collateral for securities loaned	$685,722,313
Payable for investments purchased	246,907,223
Payable to affiliates:
Investment adviser fee	5,613,979
Trustees’ fees	12,625
Accrued expenses	401,282

Total liabilities	$938,657,422

Net Assets applicable to investors interest in Portfolio	$12,334,205,882

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$12,282,665,464
Net unrealized appreciation	51,540,418

Total	$12,334,205,882

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Dividends (net of foreign taxes, $5,012,105)	$166,493,139
Securities lending income, net	2,572,280
Interest income allocated from affiliated investment	1,180,351
Expenses allocated from affiliated investment	(891,814)

Total investment income	$169,353,956

Expenses

Investment adviser fee	$30,024,661
Trustees’ fees and expenses	25,250
Custodian fee	743,689
Legal and accounting services	53,215
Miscellaneous	141,937

Total expenses	$30,988,752

Net investment income	$138,365,204

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,821,882,368)
Investment transactions allocated from affiliated investment	288,196
Foreign currency transactions	486,045

Net realized loss	$(1,821,108,127)

Change in unrealized appreciation (depreciation) —
Investments	$1,429,745,145
Foreign currency	80,564

Net change in unrealized appreciation (depreciation)	$1,429,825,709

Net realized and unrealized loss	$(391,282,418)

Net decrease in net assets from operations	$(252,917,214)

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$138,365,204	$179,998,743
Net realized loss from investment and foreign currency transactions	(1,821,108,127)	(1,641,767,770)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,429,825,709	(2,513,555,252)

Net decrease in net assets from operations	$(252,917,214)	$(3,975,324,279)

Capital transactions —
Contributions	$3,680,793,304	$9,895,098,577
Withdrawals	(1,491,077,239)	(2,912,457,585)

Net increase in net assets from capital transactions	$2,189,716,065	$6,982,640,992

Net increase in net assets	$1,936,798,851	$3,007,316,713

Net Assets

At beginning of period	$10,397,407,031	$7,390,090,318

At end of period	$12,334,205,882	$10,397,407,031

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses(1)	0.61	%(2)	0.61%	0.62%†	0.63%†	0.65%†	0.66%†
Net investment income	2.63	%(2)	1.94%	1.59%	1.77%	1.59%	1.63%
Portfolio Turnover	33	%(3)	61%	35%	52%	72%	56%

Total Return	(3.45	)%(3)	(34.21)%	10.38%	19.26%	11.89%	16.16%

Net assets, end of period (000’s omitted)	$12,334,206		$10,397,407	$7,390,090	$4,276,848	$2,090,791	$1,078,030

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2009, Eaton Vance Large-Cap Value Fund, Eaton Vance Balanced Fund, Eaton Vance Equity Asset Allocation Fund and Eaton Vance Capital & Income Strategies Fund held an interest of 99.1%, 0.6%, 0.04% and 0.04%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and

Large-Cap Value Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.600% from $2 billion up to $5 billion, 0.575% from $5 billion up to $10 billion, 0.555% from $10 billion up to $15 billion and 0.540% of average daily net assets of $15 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended June 30, 2009, the Portfolio’s investment adviser fee totaled $30,877,421 of which $852,760 was allocated from Cash Management and

Large-Cap Value Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

$30,024,661 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2009, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.59% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,938,653,924 and $3,426,276,155, respectively, for the six months ended June 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,065,461,445

Gross unrealized appreciation	$634,795,709
Gross unrealized depreciation	(628,186,591)

Net unrealized appreciation	$6,609,118

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $2,126,188 for the six months ended June 30, 2009. At June 30, 2009, the value of the securities loaned and the value of the collateral received amounted to $661,062,974 and $685,722,313, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7   Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Large-Cap Value Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At June 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant		Significant
	Markets for	Other		Unobser-
	Identical	Observable		vable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Communications Equipment	$88,540,000	$98,514,257		$—	$187,054,257
Food Products	—	283,188,293		—	283,188,293
Media	79,695,000	168,026,317		—	247,721,317
Oil, Gas & Consumable Fuels	1,588,295,000	311,651,815		—	1,899,946,815
Others	9,483,719,250	—		—	9,483,719,250

Total Common Stocks	$11,240,249,250	$861,380,682	*	$—	$12,101,629,932
Short-Term Investments	970,440,631	—		—	970,440,631

Total Investments	$12,210,689,881	$861,380,682		$—	$13,072,070,563

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

8   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 17, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets of $15 billion and over. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Large-Cap Value Fund

OFFICERS AND TRUSTEES

Eaton Vance Large-Cap Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

J. Scott Craig
Vice President

Gregory R. Greene
Vice President

Duke E. Laflamme
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Large-Cap Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Large-Cap Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Value Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

173-8/09	GNCSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:    August 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:    August 13, 2009

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:    August 13, 2009